Consolidated Statement of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue
Services	$ 51,268	$ 49,911	$ 55,673
Sales	26,942	29,967	35,063
Financing	1,710	1,864	2,057
Total revenue (Note T)	79,919	81,741	92,793
Cost
Services	34,021	33,126	36,034
Sales	6,559	6,920	9,312
Financing	1,044	1,011	1,040
Total cost	41,625	41,057	46,386
Gross profit	38,294	40,684	46,407
Expense and other (income)
Selling, general and administrative	21,069	20,430	23,180
Research, development and engineering (Note O)	5,751	5,247	5,437
Intellectual property and custom development income	(1,631)	(682)	(742)
Other (income) and expense	145	(724)	(1,938)
Interest expense (Notes D&J)	630	468	484
Total expense and other (income)	25,964	24,740	26,421
Income from continuing operations before income taxes	12,330	15,945	19,986
Provision for income taxes (Note N)	449	2,581	4,234
Income from continuing operations	11,881	13,364	15,751
Loss from discontinued operations, net of tax (Note C)	(9)	(174)	(3,729)
Net income	$ 11,872	$ 13,190	$ 12,022
Assuming dilution
Continuing operations (in dollars per share) (Note P)	$ 12.39	$ 13.60	$ 15.59
Discontinued operations (in dollars per share) (Note P)	(0.01)	(0.18)	(3.69)
Total (in dollars per share) (Note P)	12.38	13.42	11.90
Basic
Continuing operations (in dollars per share) (Note P)	12.44	13.66	15.68
Discontinued operations (in dollars per share) (Note P)	(0.01)	(0.18)	(3.71)
Total (in dollars per share) (Note P)	$ 12.43	$ 13.48	$ 11.97
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	958,714,097	982,700,267	1,010,000,480
Basic (in shares)	955,422,530	978,744,523	1,004,272,584